LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 3,087	$ 3,546
Less: Imputed interest	(102)	(150)
Present value of obligations under leases	2,985	3,396
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,140	1,103
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	1,294	1,206
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	$ 653	$ 1,237